Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
33. Subsequent Events
On May 12, 2025, the Company’s Board of Directors has passed a resolution approving the matters required under Article 156, Paragraph 1 of the Companies Act for the repurchase of its own shares for capital efficiency and shareholder returns, pursuant to Articles 34 of the Articles of Incorporation, which is in accordance with Article 459, Paragraph 1 of the Companies Act.
Details of Share Repurchase

•	Class of shares to be repurchased: Common shares

•	Total number of shares: Up to 40,000,000 shares
(approximately 3.5% of the total outstanding shares (excluding treasury shares))

•	Total purchase price of shares to be repurchased: Up to 100 billion yen

•	Repurchase period: From May 19, 2025 to March 31, 2026

•	Method of share repurchase: Market purchases based on the discretionary dealing contract regarding repurchase of own shares